QUARTERLY REPORT

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of InvestmentsMarch 31, 2026 (unaudited)

		Shares	Value
99.05%	COMMON STOCKS
13.65%	COMMUNICATION SERVICES
	Alphabet, Inc. Class A	126,761	$36,451,393
	AT&T, Inc.	40,032	1,160,528
	Charter Communications, Inc.(A)	2,264	488,752
	Comcast Corp. Class A	41,987	1,205,447
	DoubleVerify Holdings, Inc.(A)	3,940	37,430
	Electronic Arts, Inc.	1,030	209,986
	Fox Corp. Class A	3,241	189,274
	Live Nation Entertainment(A)	607	92,574
	Match Group, Inc.	5,365	164,759
	Meta Platforms, Inc.	24,866	14,226,585
	Netflix, Inc.(A)	12,030	1,156,684
	The New York Times Co.	704	58,946
	Nexstar Media Group, Inc.	496	89,692
	Omnicom Group, Inc.	5,944	447,643
	Pinterest, Inc.(A)	1,936	35,506
	Roku, Inc.(A)	429	40,592
	TKO Group Holdings, Inc.	198	39,927
	T-Mobile US, Inc.	9,020	1,894,471
	The Trade Desk, Inc.(A)	867	19,672
	Verizon Communications, Inc.	33,220	1,667,644
	Versant Media Group, Inc.	1,613	59,713
	Warner Bros. Discovery, Inc.(A)	11,975	328,834
			60,066,052

9.97%	CONSUMER DISCRETIONARY
	ADT, Inc.	5,162	33,914
	Airbnb, Inc.(A)	3,827	483,274
	Amazon.com, Inc.(A)	69,677	14,511,629
	Aptiv plc ADR(A)	1,756	121,937
	AutoNation, Inc.(A)	484	94,506
	Autozone, Inc.(A)	425	1,435,556
	Bath & Body Works, Inc.	5,639	105,280
	Best Buy Co., Inc.	2,629	168,782
	Booking Holdings, Inc.	546	2,298,835

QUARTERLY REPORT

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of Investments - continuedMarch 31, 2026 (unaudited)

	Shares	Value
Borg-Warner, Inc.	1,825	$99,024
Boyd Gaming Corp.	935	76,838
Bright Horizons Family Solutions(A)	434	35,644
Brunswick Corp/DE	615	44,747
Caesars Entertainment, Inc.(A)	3,207	84,761
CarMax, Inc.(A)	1,014	42,162
Carnival Corporation ADR	11,463	296,662
Chipotle Mexican Grill, Inc.(A)	7,744	247,885
Choice Hotels International, Inc.	1,096	113,436
Churchill Downs, Inc.	1,479	132,859
Columbia Sportswear Co.	719	39,408
Crocs, Inc.(A)	1,046	86,839
Darden Restaurants, Inc.	902	176,828
Deckers Outdoor Corp.(A)	2,978	298,068
Dick’s Sporting Goods, Inc.	617	122,345
Dillard’s, Inc.	64	36,615
Domino’s Pizza, Inc.	941	337,621
DR Horton, Inc.	3,063	420,305
eBay, Inc.	2,565	233,466
Etsy, Inc.(A)	1,318	65,874
Expedia Group, Inc.	1,393	321,630
Five Below, Inc.(A)	204	46,610
Floor & Decor Holdings, Inc.(A)	567	28,804
Flutter Entertainment plc ADR(A)	2,658	270,983
The Gap, Inc.	3,000	72,600
Garmin Ltd. ADR	897	208,113
Gentex Corp.	1,541	33,671
Genuine Parts Co.	999	105,644
Grand Canyon Education, Inc.(A)	167	28,395
H&R Block, Inc.	2,726	86,523
Harley-Davidson, Inc.	1,564	31,624
Hasbro, Inc.	586	54,850
Hilton Worldwide Holdings, Inc.	5,930	1,803,194
Home Depot, Inc.	7,651	2,516,337
Las Vegas Sands Corp.	3,678	198,171
Lear Corp.	645	78,097

QUARTERLY REPORT

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of Investments - continuedMarch 31, 2026 (unaudited)

	Shares	Value
Lennar Corp.	1,730	$150,233
Light & Wonder, Inc.(A)	1,927	160,481
LKQ Corp.	3,243	95,247
Lowe’s Companies, Inc.	8,283	1,957,107
Lululemon Athletica, Inc. ADR(A)	2,769	423,934
Macy’s, Inc.	3,153	57,038
Marriott International Class A	6,375	2,085,071
Mattel, Inc.(A)	2,353	34,189
McDonald’s Corp.	5,630	1,749,748
MGM Resorts International(A)	3,529	130,608
Mohawk Industries, Inc.(A)	250	24,615
Murphy USA, Inc.	83	41,000
NIKE, Inc.	3,888	205,364
Norwegian Cruise Line Holdings Ltd. ADR(A)	6,100	114,070
NVR, Inc.(A)	39	257,003
Ollie’s Bargain Outlet, Inc.(A)	250	23,010
O’Reilly Automotive, Inc.(A)	21,698	2,002,942
Penske Automotive Group, Inc.	508	75,956
Planet Fitness, Inc.(A)	697	51,843
Polo Ralph Lauren Corp.	203	69,830
Pool Corp.	115	23,268
Pulte Group, Inc.	3,633	427,277
PVH Corp.	497	34,671
Restaurant Brands International, Inc. ADR	5,673	419,235
Ross Stores, Inc.	1,784	386,468
Royal Caribbean Cruises ADR	1,526	419,925
Service Corp. International	1,001	82,593
SharkNinja, Inc. ADR(A)	1,326	140,423
Starbucks Corp.	7,396	662,608
Tapestry, Inc.	1,283	181,044
Texas Roadhouse, Inc.	238	39,303
Thor Industries, Inc.	426	34,033
TJX Companies, Inc.	5,187	828,364
Toll Brothers, Inc.	1,271	173,453
TopBuild Corp.(A)	521	183,027

QUARTERLY REPORT

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of Investments - continuedMarch 31, 2026 (unaudited)

		Shares	Value
	Tractor Supply Co.	2,541	$115,107
	Travel + Leisure Co.	1,276	88,286
	Ulta Beauty, Inc.(A)	292	152,631
	Vail Resorts, Inc.	201	25,792
	Valvoline, Inc.(A)	1,283	43,211
	The Wendy’s Co.	4,801	33,367
	Whirlpool Corp.	524	28,254
	Williams-Sonoma, Inc.	867	158,080
	Wyndham Hotels & Resorts, Inc.	1,763	143,209
	Wynn Resorts Ltd.	573	58,188
	YETI Holdings, Inc.(A)	1,313	48,043
	Yum! Brands, Inc.	7,063	1,098,155
			43,867,650
4.57%	CONSUMER STAPLES
	Albertsons Cos, Inc.	15,034	256,179
	Altria Group, Inc.	17,591	1,160,830
	Archer-Daniels-Midland Co.	2,830	205,713
	BellRing Brands, Inc.(A)	4,387	70,587
	BJ’s Wholesale Club Holdings, Inc.(A)	2,249	221,347
	The Boston Beer Co., Inc.(A)	144	33,178
	Brown-Forman Corp. Class B	6,011	158,931
	Bunge Global Shares ADR	1,527	194,234
	Campbell Soup Co.	1,377	30,666
	Church & Dwight Co.	2,588	241,512
	The Coca-Cola Co.	39,461	3,001,009
	Colgate-Palmolive Co.	7,908	673,999
	Conagra Brands, Inc.	2,336	36,722
	Constellation Brands, Inc.	4,729	709,350
	Dollar General Corp.	1,730	205,403
	Dollar Tree, Inc.(A)	1,756	192,300
	Flowers Foods, Inc.	3,500	28,525
	General Mills, Inc.	5,190	193,172
	The Hershey Company	1,930	401,228
	Ingredion, Inc.	491	55,316
	The JM Smucker Co.	1,330	128,265
	Kenvue, Inc.	14,217	245,101

QUARTERLY REPORT

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of Investments - continuedMarch 31, 2026 (unaudited)

		Shares	Value
	Keurig Dr Pepper, Inc.	19,076	$502,271
	The Kraft Heinz Co.	8,076	181,629
	Kroger Co.	6,945	502,540
	Lamb Weston Holdings, Inc.	1,022	43,190
	Maplebear, Inc.(A)	3,134	117,400
	McCormick & Co., Inc.	1,894	95,533
	Molson Coors Beverage Co. Class B	1,012	43,577
	Mondelez International Inc. Class A	11,680	673,235
	Monster Beverage Corp.(A)	9,453	684,964
	PepsiCo, Inc.	12,406	1,926,528
	Philip Morris International, Inc.	17,554	2,902,378
	Pilgrim’s Pride Corp.	4,008	151,342
	Primo Brands Corp.	1,964	36,982
	The Procter & Gamble Co.	17,141	2,475,846
	Reynolds Consumer Products, Inc.	1,802	38,166
	Smithfield Foods, Inc.	2,293	64,135
	Sprouts Farmers Market, Inc.(A)	851	65,638
	Sysco Corp.	3,515	250,725
	Target Corp.	7,386	895,183
			20,094,829

3.55%	ENERGY
	Antero Midstream Corp.	4,663	106,316
	Antero Resources Corp.(A)	2,273	96,466
	APA Corp.	7,262	308,199
	Cheniere Energy, Inc.	4,507	1,278,906
	Chevron Corp.	9,962	2,061,138
	Chord Energy Corp.	444	63,128
	ConocoPhillips	12,323	1,626,636
	EOG Resources, Inc.	6,916	999,846
	EQT Corp.	3,151	200,530
	Expand Energy Corp.	1,731	190,029
	Exxon Mobil Corp.	33,111	5,617,612
	Halliburton Co.	13,378	521,608
	HF Sinclair Corp.	864	53,905
	Marathon Petroleum Corp.	2,566	626,566

QUARTERLY REPORT

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of Investments - continuedMarch 31, 2026 (unaudited)

		Shares	Value
	Ovintiv, Inc.	4,041	$239,874
	Phillips 66	1,524	277,642
	Schlumberger NV ADR	12,787	657,124
	Valero Energy Corp.	2,126	525,292
	Weatherford International plc ADR	1,851	175,068
			15,625,885

9.76%	FINANCIALS
	Affiliated Managers Group, Inc.	210	58,107
	Aflac, Inc.	3,025	331,873
	Allstate Corp.	3,166	656,438
	American Express Co.	5,989	1,811,553
	American Financial Group, Inc.	275	35,120
	Ameriprise Financial, Inc.	2,325	1,033,230
	Arch Capital Group Ltd. ADR(A)	2,969	284,994
	Assurant, Inc.	185	40,295
	Axis Capital Holdings Ltd. ADR	893	90,559
	Bank of New York Mellon	1,352	160,388
	Bank OZK	872	40,016
	Blackrock, Inc.	247	237,542
	BOK Financial Corp.	279	35,729
	Capital One Financial Corp.	156	28,459
	CBOE Global Markets, Inc.	1,123	315,642
	Chubb Ltd. ADR	2,315	754,528
	CNA Financial Corp.	941	43,211
	Columbia Banking System, Inc.	1,701	46,658
	Commerce Bancshares, Inc.	691	33,997
	Cullen/Frost Bankers, Inc.	249	34,133
	East West Bancorp, Inc.	670	71,529
	Equitable Holdings, Inc.	8,321	308,792
	Euronet Worldwide, Inc.(A)	523	34,712
	Everest RE Group, Ltd. ADR	155	50,662
	FactSet Research Systems, Inc.	911	197,678
	Fidelity National Information Services, Inc.	1,860	87,253
	Fifth Third Bancorp	2,688	124,884

QUARTERLY REPORT

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of Investments - continuedMarch 31, 2026 (unaudited)

	Shares	Value
First American Financial Corp.	637	$38,405
First Citizens BancShares, Inc.	61	114,964
First Hawaiian, Inc.	1,790	44,106
First Horizon Corp.	1,884	42,880
Fiserv, Inc.(A)	11,930	665,694
Global Payments, Inc.	2,796	188,171
Globe Life, Inc.	931	129,567
The Hanover Insurance Group, Inc.	172	29,816
Hartford Financial Services Group, Inc.	1,941	262,481
Intercontinental Exchange	4,813	756,989
Jack Henry & Associates, Inc.	1,024	161,833
Janus Henderson Group plc ADR(A)	950	48,802
Kemper Corp.	887	27,107
Kinsale Capital Group, Inc.	187	63,890
Lazard, Inc.	883	37,510
Lincoln National Corp.	1,038	36,849
M & T Bank Corp.	165	34,109
MarketAxess Holdings, Inc.	185	30,521
Mastercard, Inc. Class A	24,864	12,423,546
MetLife, Inc.	5,698	402,963
MGIC Investment Corp.	1,549	40,661
Moody’s Corporation	2,738	1,194,452
MSCI, Inc.	492	265,193
Nasdaq, Inc.	5,992	508,661
Northern Trust Corp.	464	64,761
Old Republic International Corp.	983	39,222
PayPal Holdings, Inc.	11,288	510,556
Pinnacle Financial Partners, Inc.	940	80,972
The PNC Financial Services Group, Inc.	956	198,934
Popular, Inc. ADR	250	33,542
Primerica, Inc.	461	115,471
Principal Financial Group, Inc.	674	60,734
The Progressive Corp.	9,916	1,965,748
RenaissanceRe Holdings Ltd. ADR	654	194,388
S&P 500 Global, Inc.	1,795	763,485

QUARTERLY REPORT

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of Investments - continuedMarch 31, 2026 (unaudited)

		Shares	Value
	SEI Investments Co.	1,008	$79,098
	SouthState Bank Corp.	441	40,801
	Starwood Property Trust, Inc. REIT	2,304	39,675
	Stifel Financial Corp.	450	33,264
	Synchrony Financial	3,421	232,696
	T Rowe Price Group, Inc.	1,361	122,681
	The Travelers Companies, Inc.	1,033	301,305
	Unum Group	937	68,429
	Virtu Financial, Inc.	1,336	58,757
	Visa, Inc. Class A	40,762	12,319,907
	Voya Financial, Inc.	702	47,961
	W. R. Berkley Corp.	1,799	119,238
	Webster Financial Corp.	647	44,915
	Wells Fargo & Co.	7,737	615,943
	The Western Union Co.	7,299	63,720
	WEX, Inc.(A)	703	107,587
	XP, Inc. ADR	4,056	77,226
	Zions Bancorporation NA	686	39,527
			42,937,695

12.94%	HEALTH CARE
	Abbott Laboratories	8,686	891,792
	Abbvie, Inc.	31,027	6,748,062
	Agilent Technologies, Inc.	3,401	387,646
	Align Technology, Inc.(A)	565	96,858
	Amgen, Inc.	10,660	3,750,721
	Avantor, Inc.(A)	10,636	83,386
	Biogen, Inc.(A)	2,155	395,076
	BioMarin Pharmaceutical, Inc.(A)	1,560	88,124
	Bio-Techne Corp.	643	33,603
	Cencora, Inc.	5,124	1,609,653
	Centene Corp.(A)	3,059	100,152
	Certara, Inc.(A)	3,235	18,440
	Charles River Laboratories International, Inc.(A)	240	41,400

QUARTERLY REPORT

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of Investments - continuedMarch 31, 2026 (unaudited)

	Shares	Value
Chemed Corp.	110	$41,551
The Cigna Group	1,283	342,240
CVS Health Corp.	4,031	289,506
Danaher Corp.	1,759	333,506
DaVita, Inc.(A)	1,972	303,077
Dentsply Sirona, Inc.	3,528	40,925
Dexcom, Inc.(A)	2,218	139,290
Edwards Lifescience Corp.(A)	4,938	395,435
Elanco Animal Health, Inc.(A)	2,169	51,904
Encompass Health Corp.	618	59,779
Exelixis, Inc.(A)	3,147	134,975
GE Healthcare Technologies	6,425	457,332
Gilead Sciences, Inc.	23,460	3,269,620
Globus Medical, Inc.(A)	660	56,866
Halozyme Therapeutics, Inc.(A)	3,402	219,871
HCA Healthcare, Inc.	3,438	1,626,999
Henry Schein, Inc.(A)	696	51,295
Hologic, Inc.(A)	1,897	143,394
Humana, Inc.	144	24,968
ICON plc(A)	670	199,526
Idexx Laboratories, Inc.(A)	661	371,409
Illumina, Inc.(A)	481	59,288
Incyte Corp.(A)	2,364	222,500
Inspire Medical Systems, Inc.(A)	542	27,956
Iqvia Holdings, Inc.(A)	3,875	660,842
Johnson & Johnson	39,525	9,661,491
Masimo Corp.(A)	215	38,242
McKesson Corp.	3,488	3,018,376
Medpace Holdings, Inc.(A)	168	80,672
Medtronic plc ADR	8,150	706,198
Merck & Company, Inc.	57,017	6,858,575
Mettler-Toledo International, Inc.(A)	492	620,510
Molina Healthcare, Inc.(A)	1,016	135,433
Neurocrine Biosciences, Inc.(A)	633	83,391
Organon & Co.	6,175	36,988
Pfizer, Inc.	48,451	1,360,504

QUARTERLY REPORT

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of Investments - continuedMarch 31, 2026 (unaudited)

		Shares	Value
	QIAGEN NV ADR(A)	893	$35,756
	Regeneron Pharmaceuticals, Inc.	1,698	1,311,943
	ResMed, Inc.	1,426	320,109
	Revvity, Inc.	467	40,914
	Solventum Corp.(A)	2,182	142,485
	Sotera Health Co.(A)	3,477	49,860
	STERIS plc ADR	221	48,870
	Stryker Corp.	3,676	1,207,897
	Teleflex, Inc.	569	68,058
	Tenet Healthcare Corp.(A)	1,830	345,339
	Thermo Fisher Scientific, Inc.	3,900	1,916,967
	United Therapeutics Corp.(A)	589	349,265
	UnitedHealth Group, Inc.	9,452	2,557,617
	Universal Health Services, Inc.	229	40,984
	Vertex Pharmaceuticals(A)	2,412	1,077,055
	Viatris, Inc.	5,975	80,722
	West Pharmaceutical Services, Inc.	145	36,343
	Zimmer Biomet Holdings	1,466	132,556
	Zoetis, Inc.	6,969	823,806
			56,955,893

7.73%	INDUSTRIALS
	A O Smith Corp.	655	43,191
	Acuity, Inc.	196	54,923
	Advanced Drainage Systems, Inc.	520	71,308
	AECOM	885	75,066
	Allegion US Holding Co. ADR	1,324	192,364
	Allison Transmission	2,154	252,147
	Ametek, Inc.	3,016	646,510
	Applied Industrial Technologies, Inc.	221	58,636
	Armstrong World Industries, Inc.	188	30,982
	ATI, Inc.(A)	502	73,021
	Automatic Data Processing, Inc.	3,836	779,399
	Avis Budget Group, Inc.(A)	1,319	192,376
	Booz Allen Hamilton Holding Co.	3,247	253,363

QUARTERLY REPORT

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of Investments - continuedMarch 31, 2026 (unaudited)

	Shares	Value
Broadridge Financial Solutions, Inc.	1,813	$294,576
Builders FirstSource, Inc.(A)	2,599	213,976
Carlisle Cos., Inc.	470	156,801
Carrier Global Corp.	1,847	104,005
Caterpillar, Inc.	4,661	3,302,132
CH Robinson Worldwide, Inc.	615	102,133
Cintas Corp.	2,652	448,559
Clarivate plc ADR(A)	11,680	29,550
CNH Industrial NV ADR	4,064	44,704
Comfort Systems USA, Inc.	507	699,148
Concentrix Corp.	924	25,281
Crane Co.	175	29,925
CSX Corp.	25,837	1,060,609
Cummins, Inc.	1,413	760,222
Curtiss-Wright Corp.	89	60,620
Deere & Co.	2,372	1,336,148
Delta Air Lines, Inc.	7,291	484,706
Donaldson Company, Inc.	632	53,638
Dover Corp.	1,034	215,537
Eaton Corp. plc	1,764	630,930
EMCOR Group, Inc.	478	352,912
Emerson Electric Co.	705	92,369
Equifax, Inc.	1,107	199,337
Everus Construction Group, Inc.(A)	512	60,447
ExlService Holdings, Inc.(A)	1,002	30,511
Expeditors International of Washington, Inc.	706	101,120
FedEx Corp.	1,293	460,541
Ferguson Enterprises, Inc.	1,107	258,219
Fortive Corporation	5,601	309,623
Fortune Brands Innovations, Inc.	1,344	52,376
FTI Consulting, Inc.(A)	197	34,824
Gates Industrial Corp plc ADR(A)	1,749	39,545
Generac Holdings, Inc.(A)	435	84,969
General Dynamics Corp.	1,774	608,872
Genpact Ltd. ADR	1,369	50,995
Graco, Inc.	1,045	88,459

QUARTERLY REPORT

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of Investments - continuedMarch 31, 2026 (unaudited)

	Shares	Value
Grainger WW, Inc.	579	$631,579
Hayward Holdings, Inc.(A)	2,804	37,518
HEICO Corp.	929	254,732
Hexcel Corp.	608	49,205
Hubbell, Inc.	439	215,435
Illinois Tool Works, Inc.	2,588	673,631
Jacobs Solutions, Inc.	925	117,734
JB Hunt Transport Services, Inc.	568	120,359
Kirby Corp.(A)	505	67,104
L3Harris Technologies, Inc.	1,459	503,574
Landstar System, Inc.	254	40,719
Leidos Holdings, Inc.	3,196	497,042
Lennox International, Inc.	485	225,103
Lincoln Electric Holdings, Inc.	255	63,515
Lockheed Martin Corp.	1,807	1,092,133
Masco Corp.	5,177	312,535
MSA Safety, Inc.	181	29,675
MSC Industrial Direct Co., Inc.	472	43,551
Norfolk Southern Corp.	1,990	571,130
Northrop Grumman Corp.	871	594,231
Old Dominion Freight	1,334	260,664
Oshkosh Corp.	508	74,783
Otis Worldwide Corp.	11,871	915,017
PACCAR, Inc.	4,454	514,437
Parker-Hannifin Corp.	1,285	1,150,383
Paylocity Holding Corp.(A)	506	54,668
Pentair plc ADR	2,296	200,005
Quanta Services, Inc.	589	323,373
RB Global, Inc. ADR	1,137	108,981
RBC Bearings, Inc.(A)	84	45,622
Regal Rexnord Corp.	467	87,450
Robert Half International, Inc.	1,305	33,147
Rockwell Automation, Inc.	443	158,984
RTX Corp.	6,362	1,227,230
Science Applications International Corp.	1,015	96,344

QUARTERLY REPORT

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of Investments - continuedMarch 31, 2026 (unaudited)

		Shares	Value
	Sensata Technologies Holding plc ADR	1,825	$64,276
	Simpson Manufacturing Co., Inc.	186	31,921
	SiteOne Landscape Supply, Inc.(A)	256	34,076
	Snap-on, Inc.	484	175,798
	Southwest Airlines Co.	1,360	51,095
	Tetra Tech, Inc.	3,580	107,830
	Textron, Inc.	1,113	97,454
	The Timken Co.	542	54,509
	The Toro Co.	686	64,100
	Trane Technologies plc ADR	2,168	903,492
	TransUnion	3,965	274,338
	Union Pacific Corp.	6,967	1,690,334
	United Airlines Holdings(A)	3,534	325,375
	United Rentals, Inc.	886	645,504
	UPS, Inc. Class B	4,078	401,194
	Valmont Industries, Inc.	79	31,566
	Veralto Corp.	3,681	325,474
	Verisk Analytics, Inc.	972	184,437
	Vertiv Holdings Co.	2,266	567,814
	Wabtec Corp.	2,343	585,539
	Watsco, Inc.	109	39,653
	Wesco International, Inc.	202	55,271
	WillScot Holdings Corp.	4,499	78,103
	Woodward, Inc.	122	43,666
	XPO, Inc.(A)	506	98,442
	Xylem, Inc.	606	72,417
			33,996,876

33.61%	INFORMATION TECHNOLOGY
	Accenture plc Class A ADR	10,845	2,150,455
	Adobe, Inc.(A)	9,841	2,392,150
	Advanced Micro Devices(A)	2,132	433,713
	Akamai Technologies, Inc.(A)	535	61,445
	Allegro MicroSystems, Inc.(A)	1,506	47,484
	Amdocs Ltd. ADR	849	55,406

QUARTERLY REPORT

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of Investments - continuedMarch 31, 2026 (unaudited)

	Shares	Value
Amkor Technology, Inc.	1,429	$64,348
Analog Devices, Inc.	234	74,445
AppFolio, Inc.(A)	128	20,201
Apple, Inc.	161,246	40,922,622
Applied Materials, Inc.	10,424	3,562,819
AppLovin Corp.(A)	1,916	762,568
Arista Networks, Inc.(A)	6,824	837,851
Arrow Electronics, Inc.(A)	258	37,000
Atlassian Corp. Class A ADR(A)	584	39,858
Autodesk, Inc.(A)	1,277	305,714
Avnet ,Inc.	859	52,932
Bentley Systems, Inc. Class B	1,414	49,660
Broadcom, Inc.	38,603	11,948,015
CDW Corp.	3,041	368,022
Ciena Corp.(A)	219	85,022
Cirrus Logic, Inc.(A)	433	62,620
Cisco Systems, Inc.	30,259	2,347,796
Cognex Corp.	937	45,904
Cognizant Tech Solutions	5,513	338,223
Coherent Corp.(A)	271	64,555
Corning, Inc.	1,491	202,731
Dell Technologies	10,801	1,772,768
DocuSign, Inc.(A)	559	26,502
Dolby Laboratories, Inc.	568	34,114
Dropbox, Inc.(A)	3,036	68,978
DXC Technology Co.(A)	3,197	40,186
Dynatrace, Inc.(A)	894	33,060
Enphase Energy, Inc.(A)	1,104	41,742
Entegris, Inc.	443	51,937
EPAM Systems, Inc.(A)	206	27,892
F5, Inc.(A)	184	53,237
Fair Isaac Corp.(A)	437	466,515
Flex Ltd. ADR(A)	1,761	115,275
Fortinet, Inc.(A)	10,647	870,073
Gartner Group, Inc.(A)	1,813	287,070

QUARTERLY REPORT

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of Investments - continuedMarch 31, 2026 (unaudited)

	Shares	Value
GlobalFoundries, Inc. ADR(A)	1,473	$65,519
HP, Inc.	24,271	466,246
Ingram Micro Holding Corp.	2,151	50,140
International Business Machines Corp.	5,157	1,250,005
Intuit, Inc.	1,981	856,545
Jabil, Inc.	481	127,768
Keysight Technologies, Inc.(A)	998	281,805
KLA Corp.	1,748	2,573,773
Lam Research Corp.	11,520	2,461,363
Lattice Semiconductor Corp.(A)	556	51,575
Littelfuse Inc.	121	41,061
MACOM Technology Solutions Holdings, inc.(A)	241	53,519
Manhattan Associates, Inc.(A)	217	28,887
Marvell Technology, Inc.	483	47,841
Micron Technology, Inc.	214	72,298
Microsoft Corp.	65,895	24,392,352
MKS, Inc.	224	51,477
Monolithic Power Systems, Inc.	71	77,628
Motorola Solutions, Inc.	1,518	658,766
NetApp, Inc.	1,402	143,551
NortonLifeLock, Inc.	9,133	171,974
Nvidia Corp.	214,864	37,472,282
ON Semiconductor Corp.(A)	4,333	268,299
Onto Innovation, Inc.(A)	215	44,090
Palo Alto Networks, Inc.(A)	1,536	246,252
Pegasystems, Inc.	693	29,494
Pure Storage, Inc.(A)	491	28,989
Qorvo, Inc.(A)	466	36,068
Qualcomm, Inc.	9,368	1,206,411
RingCentral, Inc.	1,496	55,636
Salesforce, Inc.	4,761	888,736
ServiceNow, Inc.(A)	1,567	163,830
Skyworks Solutions, Inc.	541	28,971
Synopsys, Inc.(A)	719	285,069

QUARTERLY REPORT

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of Investments - continuedMarch 31, 2026 (unaudited)

		Shares	Value
	TD Synnex Corp.	715	$120,628
	Teledyne Technologies, Inc.(A)	127	76,836
	Teradata Corp.(A)	1,906	48,851
	Teradyne, Inc.	262	77,673
	Texas Instruments, Inc.	3,593	697,545
	Trimble, Inc.(A)	1,857	121,132
	Ubiquiti, Inc.	165	130,398
	UiPath, Inc.(A)	3,035	33,688
	Universal Display Corp.	214	19,615
	Vontier Corp.	3,406	120,811
	Western Digital Corp.	1,377	372,465
	Workday, Inc. Class A(A)	437	56,775
	Zoom Communications, Inc.(A)	1,485	119,379
			147,896,924

1.43%	MATERIALS
	AptarGroup, Inc.	241	30,371
	Avery Dennison Corp.	585	101,018
	Axalta Coating Systems Ltd. ADR(A)	3,197	88,557
	Ball Corporation	3,490	206,294
	CF Industries Holdings, Inc.	1,323	171,778
	Corteva, Inc.	1,767	147,916
	Crown Holdings, Inc.	1,381	138,445
	Dow, Inc.	1,855	77,261
	Eagle Materials, Inc.	261	49,446
	Element Solutions, Inc.	1,562	53,327
	FMC Corp.	1,395	24,022
	Freeport-McMoran, Inc.	14,889	875,175
	Graphic Packaging Holding Co.	4,028	40,038
	International Paper Co.	2,358	84,181
	Louisiana-Pacific Corp.	482	35,066
	LyondellBasell Industries NV ADR	4,367	351,806
	The Mosaic Co.	1,736	44,268
	Newmont Goldcorp Corp.	5,739	621,247
	Nucor Corp.	1,081	182,797

QUARTERLY REPORT

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of Investments - continuedMarch 31, 2026 (unaudited)

		Shares	Value
	Packaging Corp. of America	429	$91,042
	PPG Industries, Inc.	2,717	290,393
	Reliance, Inc.	123	37,382
	Sealed Air Corp.	1,811	76,153
	The Sherwin-Williams Co.	4,251	1,362,658
	Southern Copper Corp.	4,790	824,167
	Steel Dynamics, Inc.	1,346	242,280
	Westlake Corp.	516	60,279
			6,307,367

0.85%	REAL ESTATE
	American Tower Corporate REIT	5,538	955,748
	Americold Realty Trust, Inc. REIT	3,258	37,337
	AvalonBay Communities, Inc. REIT	432	70,567
	BXP, Inc. REIT	701	36,382
	Camden Property Trust REIT	497	48,537
	CubeSmart REIT	1,071	39,252
	EPR Properties REIT	702	35,072
	Equity LifeStyle Properties, Inc. REIT	1,297	80,959
	Equity Residential REIT	1,727	102,152
	Essex Property Trust, Inc. REIT	194	46,948
	Extra Space Storage, Inc. REIT	449	58,877
	Federal Realty Investment Trust REIT	455	48,326
	First Industrial Realty Trust REIT	868	50,214
	Healthcare Realty Trust, Inc. REIT	2,544	43,223
	Healthpeak Properties, Inc. REIT	3,141	51,607
	Highwoods Properties, Inc. REIT	1,366	29,246
	Invitation Homes, Inc. REIT	1,508	37,474
	Kilroy Realty Corp. REIT	998	28,154
	Kimco Realty Corp. REIT	2,117	47,569
	Lamar Advertising Co. REIT	903	114,374
	Mid-America Apartment Communities REIT	551	67,288
	National Storage Affiliates Trust REIT	1,439	54,308
	NNN REIT, Inc.	1,003	42,156

QUARTERLY REPORT

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of Investments - continuedMarch 31, 2026 (unaudited)

		Shares	Value
	Park Hotels & Resorts, Inc. REIT	4,035	$42,489
	Prologis, Inc. REIT	1,289	170,380
	Public Storage REIT	1,082	293,092
	Rayonier, Inc. REIT	1,758	36,250
	Regency Centers Corp. REIT	569	43,051
	Simon Property Group, Inc. REIT	4,026	750,970
	Sun Communities, Inc. REIT	247	31,112
	UDR, Inc. REIT	1,988	67,155
	Vici Properties, Inc. REIT	1,898	51,853
	Vornado Realty Trust REIT	1,020	26,510
	W. P. Carey, Inc. REIT	591	40,164
	Weyerhaeuser Co. REIT	1,782	43,534
			3,722,330

0.99%	UTILITIES
	Constellation Energy Corp.	4,082	1,139,898
	National Fuel Gas Co.	2,796	262,712
	NiSource, Inc.	1,046	48,806
	NRG Energy, Inc.	6,025	880,494
	The Southern Company	16,788	1,620,378
	UGI Corp.	11,123	405,100
			4,357,388

99.05%	TOTAL COMMON STOCKS
	(Cost: $401,406,767)		435,828,889

0.00%	WARRANTS
	Abiomed, Inc. - CVR(A)(B)	2	—
	Sycamore Partners LLC-CVR(A)(B)	1,814	—

0.00%	TOTAL WARRANTS
	(Cost: $0)		—

99.05%	TOTAL INVESTMENTS		435,828,889
0.95%	Other assets, net of liabilities		4,201,989
99.05%	NET ASSETS		$440,030,878

QUARTERLY REPORT

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of Investments - continuedMarch 31, 2026 (unaudited)

(A)Non-income producing

(B)The warrant is a level 3 Security. See Note 1.

ADR - Security represented is held by the custodian in the form of American Depositary Receipts.

REIT - Real Estate Investment Trust.

CVR - Contingent Value Right

QUARTERLY REPORT

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of Investments - continuedMarch 31, 2026 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes the inputs used to value the Fund’s investments as of March 31, 2026:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Assets
Common Stocks	$435,828,889	$—	$—		$435,828,889
Warrants	—	—	—	*	—
	$435,828,889	$—	$—		$435,828,889

*The Level 3 securities have zero value.

The cost of investments for Federal income tax purposes has been estimated a/o March 31, 2026 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $401,406,767, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$54,254,652
Gross unrealized depreciation	(19,832,530)
Net unrealized appreciation	$34,422,122